Average Annual Total Returns - Institutional Class - PIMCO Global Managed Asset Allocation Portfolio	Institutional 1 Year	Institutional 5 Years	Institutional Since Inception	Institutional Inception Date	60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) 1 Year	60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) 5 Years	60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	17.01%	9.10%	5.17%	Apr. 30, 2012	13.31%	9.34%	8.10%